Supplemental Disclosures With Respect To Cash Flows - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Right-of-use (ROU) assets acquired through operating leases	$ 37,554,848	$ 5,390,848	$ 10,081,357	$ 21,302,542
Assets acquired through finance leases	$ 1,680,470	$ 2,815,432	(2,840,936)
Acquisition of airframe parts through sales agreement			1,546,143
Debt issuance costs to equity related to warrants issued included in debenture subscription agreement			$ 2,132,000
Received from investors				$ 452,000